Trade receivables (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other receivables [abstract]
Disclosure of Trade Receivables Balance
The tables below detail the trade receivables balances as of March 31, 2023 and March 31, 2022:

As of March 31, 2023
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	151,790	38,065	3,676	193,531
Less: Loss allowance	(1,889)	—	(173)	(2,062)
Total	149,901	38,065	3,503	191,469

As of March 31, 2022
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	73,969	24,815	3,406	102,190
Less: Loss allowance	(1,864)	—	(264)	(2,128)
Total	72,105	24,815	3,142	100,062

Disclosure of Age Analysis of Net Trade Receivables

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	122,895	30,949	1,434	155,278
Trade receivables overdue:
Up to 3 months	23,379	7,113	1,086	31,578
3 months - 6 months	958	—	537	1,495
More than 6 months	2,669	3	446	3,118
Total	149,901	38,065	3,503	191,469

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	61,878	24,532	1,559	87,969
Trade receivables overdue:
Up to 3 months	8,889	274	1,503	10,666
3 months - 6 months	744	—	39	783
More than 6 months	594	9	41	644
Total	72,105	24,815	3,142	100,062

Disclosure of Movements of the Provision for the Impairment of Trade Receivables
The table below details the movements of the expected credit losses of trade receivables:

(EUR thousand)	For the financial year ended March 31
Movements of the expected credit losses of trade receivables	2023	2022
Opening balance at April 1	(2,128)	(4,117)
Income statement charge for the year	(614)	(515)
Write-offs	142	860
Reversal of unused amounts	510	1,563
Exchange differences	28	81
Closing balance at March 31	(2,062)	(2,128)